SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment
Segment Reporting Information
Number of operating segments | segment	4	4	4
Net revenues:
Net revenues	$ 180,313	$ 109,715	$ 182,283
Cost of revenues:
Total cost of revenues	149,142	116,901	155,534
Gross profit (loss)
Total gross profit (loss)	31,171	(7,186)	26,749
Others
Net revenues:
Net revenues	7,650	3,217	6,882
PRC
Net revenues:
Net revenues	149,306	83,751	163,210
PRC | Kindergartens
Net revenues:
Net revenues	128,402	68,319	131,427
PRC | Play-and-learn centers
Net revenues:
Net revenues	13,254	12,215	24,901
Singapore
Net revenues:
Net revenues	31,007	25,964	19,073
Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Net revenues	31,007	25,964	19,073
Operating segments
Net revenues:
Net revenues	180,313	109,715	182,283
Cost of revenues:
Total cost of revenues	149,142	116,901	155,534
Gross profit (loss)
Total gross profit (loss)	31,171	(7,186)	26,749
Operating segments | Others
Net revenues:
Net revenues	7,650	3,217	6,882
Cost of revenues:
Total cost of revenues	8,580	7,877	11,750
Gross profit (loss)
Total gross profit (loss)	(930)	(4,660)	(4,868)
Operating segments | PRC | Kindergartens
Net revenues:
Net revenues	128,402	68,319	131,427
Cost of revenues:
Total cost of revenues	106,566	78,901	113,315
Gross profit (loss)
Total gross profit (loss)	21,836	(10,582)	18,112
Operating segments | PRC | Play-and-learn centers
Net revenues:
Net revenues	13,254	12,215	24,901
Cost of revenues:
Total cost of revenues	8,634	8,610	14,269
Gross profit (loss)
Total gross profit (loss)	4,620	3,605	10,632
Operating segments | Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Net revenues	31,007	25,964	19,073
Cost of revenues:
Total cost of revenues	25,362	21,513	16,200
Gross profit (loss)
Total gross profit (loss)	$ 5,645	$ 4,451	$ 2,873